Financial Instruments (Foreign Exchange Forward Contracts) (Details) - Foreign Exchange Forward [Member] $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Foreign Currency Derivatives [Abstract]
Notional amount				$ 1,496	$ 1,311
Weighted-average exchange rate				1.37	1.33
Weighted average term	77 days	157 days
Loss on derivative instruments, net, pretax	$ 45		$ 18
Gain on derivative instruments, net, pretax		$ 129
Other Current Assets [Member]
Foreign Currency Derivatives [Abstract]
Fair value of outstanding foreign exchange forward contracts	0	33
Accounts Payable and Other [Member]
Foreign Currency Derivatives [Abstract]
Fair value of outstanding foreign exchange forward contracts	$ 64	$ 4
Minimum [Member]
Foreign Currency Derivatives [Abstract]
Exchange rates				1.34	1.29
Derivative term	26 days	29 days
Maximum [Member]
Foreign Currency Derivatives [Abstract]
Exchange rates				1.39	1.37
Derivative term	178 days	300 days